CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 886,632	$ 128,550	¥ 1,468,499
Restricted cash	86,708	12,571	41,040
Term deposit			5,000
Accounts receivable (net of allowance of RMB814 and RMB1,466 as of December 31, 2021 and 2022, respectively)	682,103	98,896	537,084
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2021 and 2022, respectively)	138,614	20,097	295,614
Inventories, net	1,021,923	148,165	1,249,327
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)	34,316	4,975	19,351
Prepaid expenses and other current assets	108,252	15,694	315,038
Total current assets	2,958,548	428,948	3,930,953
Property, plant and equipment, net	100,605	14,586	133,873
Intangible assets, net	123,300	17,877	135,582
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	1,686,628	244,538	1,552,591
Deferred tax assets	210,186	30,474	143,419
Operating lease right-of-use assets	65,573	9,507	108,435
Goodwill	66,081	9,581	61,055
Amount due from a related party, non-current	6,333	918
Other non-current assets	50,389	7,306	19,593
Total assets	5,267,643	763,735	6,085,501
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB1,314,091 and RMB452,039 as of December 31, 2021 and 2022, respectively)	456,585	66,198	1,317,306
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the Group of RMB2,262 and RMB2,133 as of December 31, 2021 and 2022, respectively)	2,133	309	4,230
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Group of RMB48,561 and RMB38,913 as of December 31, 2021 and 2022,respectively)	40,978	5,941	50,123
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB165,181 and RMB119,877 as of December 31, 2021 and 2022, respectively)	197,819	28,681	316,083
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB411 and RMB407 as of December 31, 2021 and 2022, respectively)	2,715	394	2,595
Notes payable and others of the consolidated VIEs without recourse to the Group	456,438	66,177	103,795
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to the Group of RMB303,000 and RMB452,000 as of December 31, 2021 and 2022, respectively)	512,000	74,233	358,000
Total current liabilities	1,668,668	241,933	2,152,132
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB23,006 and RMB32,393 as of December 31, 2021 and 2022, respectively)	35,552	5,155	26,909
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB172,735 and RMB161,827 as of December 31, 2021 and 2022, respectively)	162,602	23,575	175,053
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Group of RMB254,500and RMB280,000 as of December 31, 2021 and 2022, respectively)	684,210	99,201	726,851
Non-current operating lease liabilities (including Noncurrent operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB29,435 and RMB10,276 as of December 31, 2021 and 2022,respectively)	31,690	4,595	71,117
Total liabilities	2,582,722	374,459	3,152,062
Equity
Additional paid-in capital	1,690,879	245,154	1,641,544
Treasury shares	(67,163)	(9,738)	(21,798)
Accumulated retained earnings	942,848	136,700	1,271,171
Accumulated other comprehensive income	105,796	15,339	29,271
Total Zepp Health Corporation shareholders' equity	2,672,522	387,478	2,920,347
Noncontrolling interest	12,399	1,798	13,092
Total equity	2,684,921	389,276	2,933,439
Total liabilities and equity	5,267,643	763,735	6,085,501
Class A Ordinary Shares
Equity
Ordinary shares	85	12	85
Class B Ordinary Shares
Equity
Ordinary shares	¥ 77	$ 11	¥ 74